INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventories consist of the following (in millions):

	December 31,
	2011	2010
Finished equipment	$465.2	$494.6
Replacement parts	217.7	228.9
Work-in-process	508.7	298.5
Raw materials and supplies	566.5	426.7
Inventories	$1,758.1	$1,448.7

Reserves for lower of cost or market value, excess and obsolete inventory were $120.1 million and $106.7 million at December 31, 2011 and 2010, respectively.